Revenue, government financing for research expenditures and sales - Disclosure of change in deferred revenue and collaboration liabilities (Details) € in Thousands, $ in Thousands			6 Months Ended
	Jun. 17, 2022 USD ($)	Jun. 17, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
2015 monalizumab agreement, with AstraZeneca
Collaboration Liabilities, Roll Forward [Abstract]
Milestone payment received	$ 50,000	€ 47,687
Deferred revenue
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period			€ 37,912	€ 43,973
Revenue for the six months period/Deduction			(34,075)	(6,095)
Contract liabilities at end of period			17,427	38,066
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period			37,912	43,973
Contract liabilities at end of period			17,427	38,066
Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period			20,159	26,572
Increase in deferred revenue/Augmentation			47,687
Revenue for the six months period/Deduction			(16,440)	(6,095)
Transfer from / (to) collaboration liabilities			(34,094)	188
Contract liabilities at end of period			17,312	20,665
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period			20,159	26,572
Contract liabilities at end of period			17,312	20,665
Deferred revenue | IPH43, IPH25, IPH26 and IPH62, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period				17,400
Increase in deferred revenue/Augmentation				0
Revenue for the six months period/Deduction				(17,400)
Contract liabilities at end of period				0
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period				17,400
Contract liabilities at end of period				0
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period			40,415	46,686
Contract liabilities at end of period			73,121	45,934
Collaboration Liabilities, Roll Forward [Abstract]
Contract liabilities at beginning of period			40,415	46,686
Additions	$ 36,000	€ 34,335	38,568	1,501
Deductions			(5,862)	(2,253)
Contract liabilities at end of period			73,121	€ 45,934
Increase through net exchange differences			€ 3,700